united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright St., Suite 2, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

James Ash

Gemini Fund Services, LLC., 80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 9/30

Date of reporting period: 12/31/14

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

CWC SMALL CAP AGGRESSIVE VALUE FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2014
Shares		Value
	COMMON STOCK - 95.4%
	AEROSPACE/DEFENSE - 2.7%
12,237	Orbital Sciences Corp. *	$ 329,053

	BANKS - 5.1%
9,006	Columbia Banking Systems, Inc.	248,656
2,539	Opus Bank *	72,031
18,180	Umpqua Holdings Corp.	309,242
		629,929
	CHEMICALS - 5.0%
14,940	Kraton Performance Polymers, Inc. *	310,603
21,950	Landec Corp. *	303,129
		613,732
	COMMERCIAL SERVICES - 6.9%
17,155	AMN Healthcare Services, Inc. *	336,238
8,170	Apollo Education Group, Inc. *	278,679
33,774	Performant Financial Corp. *	224,597
		839,514
	COMPUTERS - 7.5%
37,053	Silver Spring Networks, Inc. *	312,357
4,445	Synaptics, Inc. *	305,994
12,479	TeleTech Holdings, Inc. *	295,503
		913,854
	DIVERSIFIED FINANCIAL SERVICES - 2.1%
1,217	Affiliated Managers Group, Inc. *	258,296

	ELECTRIC - 1.8%
3,935	Allete, Inc.	216,976

	ELECTRONICS - 2.8%
43,971	Electro Scientific Industries, Inc.	341,215

	ENGINEERING & CONSTRUCTION - 2.0%
10,176	Tutor Perini Corp. *	244,936

	FOOD - 1.8%
5,616	Cal-Maine Foods, Inc.	219,192

	HEALTHCARE-PRODUCTS - 2.4%
27,544	Cutera, Inc. *	294,170

	HEALTHCARE-SERVICES - 1.9%
2,295	Covance, Inc. *	238,313

	HOME FURNISHINGS - 2.5%
11,386	Select Comfort Corp. *	307,763

	INSURANCE - 4.2%
21,349	Maiden Holdings Ltd.	273,054
14,648	OneBeacon Insurance Group Ltd. - Cl. A	237,298
		510,352
	INVESTMENT COMPANIES - 4.4%
18,033	Acacia Research Corp.	305,479
28,603	Prospect Capital Corp.	236,261
		541,740

CWC SMALL CAP AGGRESSIVE VALUE FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2014
Shares			Value
	METAL FABRICATE/HARDWARE - 1.5%
11,602	Dynamic Materials Corp.		$ 185,864

	OIL & GAS - 1.8%
52,790	Miller Energy Resources, Inc. *		65,987
47,744	Pengrowth Energy Corp.		148,484
			214,471
	PHARMACEUTICALS - 7.3%
10,342	Auxilium Pharmaceuticals, Inc. *		355,610
7,120	Insys Therapeutics, Inc. *		300,179
83,667	Vivus, Inc. *		240,961
			896,750
	REAL ESTATE - 2.7%
2,224	Jones Lang LaSalle, Inc.		333,444

	REITS - 5.0%
23,602	Summit Hotel Properties, Inc.		293,609
15,240	Terreno Realty Corp.		314,401
			608,010
	RETAIL - 8.3%
13,891	Kirkland's, Inc. *		328,383
6,354	Nu Skin Enterprises, Inc.		277,670
32,076	TravelCenters of America LLC *		404,799
			1,010,852
	SAVING & LOANS - 1.4%
13,145	Capitol Federal Financial, Inc.		167,993

	SEMICONDUCTORS - 3.4%
44,934	Xcerra Corp. *		411,595

	SOFTWARE - 2.0%
5,900	Synchronoss Technologies, Inc. *		246,974

	TELECOMMUNICATIONS - 2.8%
27,993	Ruckus Wireless, Inc. *		336,476

	TOYS/GAMES/HOBBIES - 1.9%
49,689	LeapFrog Enterprises, Inc. *		234,532

	TRANSPORTATION - 4.2%
16,072	Nordic American Offshore Ltd.		197,364
32,038	Nordic American Tankers Ltd.		322,623
			519,987

	TOTAL COMMON STOCK - (Cost - $9,135,971)		11,665,983

	SHORT-TERM INVESTMENTS - 4.7%
574,958	Dreyfus Cash Management, 0.03%**		574,958
	TOTAL SHORT-TERM INVESTMENTS (Cost - $574,958)

	TOTAL INVESTMENTS - 100.1% (Cost - $9,710,929)(a)		$ 12,240,941
	OTHER LIABILITIES LESS ASSETS - (0.1) %		(8,824)
	NET ASSETS - 100.0%		$ 12,232,117

* Non-income producing securities.
** Money market fund; interest rate reflects seven-day effective yield on December 31, 2014.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $9,728,447 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:	$ 2,866,246
		Unrealized depreciation:	(353,752)
		Net unrealized appreciation:	$ 2,512,494

CWC SMALL CAP AGGRESSIVE VALUE FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2014

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser. The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - This team is composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

CWC SMALL CAP AGGRESSIVE VALUE FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2014

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of December 31, 2014 in valuing the fund's assets carried at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$ 11,665,983	$ -	$ -	$ 11,665,983
Short-Term Investments	574,958	-	-	574,958
Total	$ 12,240,941	$ -	$ -	$ 12,240,941
The Fund did not hold any Level 3 securities during the period.
There were no transfers into or out of Level 1 and Level 2 during the period.It Is the Fund's Policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.
* Refer to the Portfolio of Investments for industry classification.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

Andrew B. Rogers, President

Date 2/27/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

Andrew B. Rogers, President

Date 2/27/15

By

*/s/ Kevin E. Wolf

Kevin E. Wolf, Treasurer

Date 2/27/15